Leases - Schedule of Other Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Information [Abstract]
New right-of-uses asset – operating lease and lease liabilities recognized		$ 45,992
Cash paid for amounts included in the measurement of operating lease liabilities	$ 71,538	$ 79,769
Weighted-average remaining lease term - operating leases		6 months
Weighted-average discount rate - operating leases		5.625%